Activities of Orange Bank - Book value of financial assets (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	€ 1,795	€ 1,769
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,795	1,769
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets	477	89
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	214	74
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,096	3,091
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets	214	74
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets	615	713
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets	795	745
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 171	€ 237